Related party transactions	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Related party transactions

18	Related party transactions

18.1 Loan from related party

	2026 USD	2025 USD
Loans from shareholder
Beginning of the year	2,451,325	903,502
Loans advanced, net	426,670	1,547,823
Finance cost	184,172	134,193
Fair value adjustment	(184,172)	(134,193)
End of year	2,877,995	2,451,325

On October 23, 2024, the Group entered into a loan agreement (“Loan”) with the UBO, the majority shareholder of International Mineral Corporation Holdings Ltd, the controlling shareholder of the Group. The loan was for an amount of up to $10.2 million and was unsecured, bears no interest (0% per annum). The Loan had a maturity date of the earlier of an IPO of the Company or September 30, 2025 (the “Maturity Date”). The Loan was due to be repaid on or before the Maturity Date or in instalments as agreed by the Company and the UBO. Prior to October 23, 2024, there was no loan agreement despite monies having been advanced by the UBO.

On October 1, 2025, the principal value of the Loan was reduced to $5 million with the maturity date adjusted to the earlier of the Company initial private offering or June 30, 2026. The repayment terms were adjusted so all or part of the outstanding loan can be repaid within 5 working days of a repayment demand if the Company has raised equity of at least $5 million.

On January 28, 2026, the repayment terms of the Loan was amended to the earlier of the IPO date or February 28, 2027. The repayment terms were further adjusted on April 9, 2026 to June 30, 2027.

A market-based interest rate estimate of 8% per annum has been applied to determine the effective interest rate. With the initial credit recognized directly in equity as a capital contribution, the resulting finance cost has been recognized in the statement of profit or loss.

18.2 Amounts due from (to) related parties

At March 31, 2026, the amounts due from (to) related parties, which are controlled by the UBO, the majority shareholder of the Company, relate to the payment of invoices by or on behalf of the Group and do not bear an interest charge. These amounts are considered to be repayable on demand and as such have not been measured using the effective interest method in accordance with IFRS 9.

18.3 Material off-balance sheet contracts with related parties

On June 25, 2025, the Company and NBI entered into an offtake agreement with Havilah, whereby NBI granted Havilah, the Brazilian entity indirectly wholly-owned by the UBO, the right to fifty percent (50%) of all minerals extracted from the IMC properties, together with the option to purchase an additional twenty five percent (25%), each at a price based on the monthly average spot or settlement price of the minerals on Fastmarkets. Management has determined that the offtake agreement qualifies for the own use scope exemption under IFRS 9 and is therefore accounted for as an executory contract under IFRS 15, with revenue recognized when the corresponding performance obligation is satisfied.

On September 25, 2025, NBI entered into a royalty agreement with Havilah, which entitles Havilah to 3.5% of the gross proceeds of all minerals produced and sold from IMC’s properties, in perpetuity. Management has determined that the royalty agreement qualifies for the own use scope exemption under IFRS 9 and is therefore accounted for as an executory contract under IFRS 15, with royalty recognized when the corresponding performance obligation is satisfied.

On May 15, 2026, the Company entered into an amended warrant agreement with Americas Rare Earths Holdings Ltd (“Americas Holdings”), the parent company of Havilah, to issue Americas Holdings warrants exercisable from grant date through the five-year anniversary of the IPO of the Company, representing in aggregate 20% of the Company’s fully diluted equity immediately prior to the IPO, structured in four equal 5% tranches with exercise prices equivalent to the offering price set forth on the cover page of this prospectus plus a 10%, 20%, 30% or 40% premium per ordinary share, respectively. Up to the date of these consolidated financial statements, no warrants have been issued and accordingly, no accounting treatment is required.

18.4 Grant of royalty option

On December 1, 2025, IMC granted Havilah the right to exchange the royalty interest for ordinary shares, cash, or a combination thereof, of IMC (the “Royalty Option”). Upon exercise of the Royalty Option, the number of IMC ordinary shares issuable to Havilah shall be equal to the value of the royalty, discounted at a rate of five percent, divided by the volume-weighted average price per IMC ordinary shares for the thirty trading days immediately preceding. Management has determined that the royalty option agreement meets the definition of a derivative financial instrument under IFRS 9 due to its variable settlement features and dependency on underlying royalty values. The Royalty Option was initially recognized at its fair value of $2,348,000 on the date of grant and subsequently remeasured at the end of each reporting period. As of March 31, 2026, the fair value was estimated at $2,273,000, resulting in fair value change of $75,000 credited to profit or loss for the year then ended.

The fair value is categorized as Level 3 in the fair value hierarchy under IFRS 13, as it relies on unobservable inputs without quoted prices or observable market data. The fair values of the Royalty Option on date of grant and on March 31, 2026 are determined using a scenario-based probability-weighted outcomes assessment with a Monte Carlo simulation model to account for variability in underlying variables. The underlying royalty value is calculated as the present value of 3.5% of projected gross proceeds from mineral products produced and sold, based on production and sales schedules prepared by industry experts, extending projections to 2047 with extraction commencing in 2029 and applying discount rates of 8% on the date of grant and 8.5% on March 31, 2026. Key unobservable inputs include long-term sales forecasts, commodity pricing assumptions, production quantities, volatility, discount rate, and scenario probability assumptions. No transfers between hierarchy levels occurred during the year.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

18.5 Other transactions with related parties

During the year ended March 31, 2026, Francesco Scolaro, the ultimate beneficial owner of the Company, engaged as a contractor to provide management services in return for a fee of $300,000 (2025: $Nil).

At March 31, 2026, expense reimbursement of $7,594 were outstanding to the UBO (2025: $Nil) and were included in accruals.